Revenue Recognition - Schedule of Disaggregation of Revenue by Revenue Source (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from sales to unaffiliated customers:
Total Revenue	$ 113,671	$ 76,190	$ 38,178
Consumer
Revenues from sales to unaffiliated customers:
Total Revenue	74,757	61,586	35,438
Commercial
Revenues from sales to unaffiliated customers:
Total Revenue	$ 38,914	$ 14,604	$ 2,740